Convertible debt (Details Textual) $ / shares in Units, ¥ in Thousands, $ in Thousands			12 Months Ended
	Aug. 02, 2016 CNY (¥)	Aug. 02, 2016 USD ($) $ / shares	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Convertible debt, carrying amount			¥ 859,166	¥ 0
Convertible debt, beneficial conversion feature (BCF) recognized			185,712
PAG Convertible Notes [Member]
Convertible debt, principal amount | $		$ 150,000
Convertible debt, maturity date	Aug. 01, 2021	Aug. 01, 2021
Convertible debt, interest rate, stated percentage		2.00%
Convertible debt, conversion price | $ / shares		$ 23.67
Convertible debt, conversion ratio, shares/$100,000	4,224.7671	4,224.7671
Convertible debt, carrying amount			¥ 859,200
Convertible debt, beneficial conversion feature (BCF) recognized	¥ 185,700	$ 27,900
Fair Value of Per Ordinary Share | $ / shares		$ 28.08
Convertible debt, issuance cost | $		$ 180